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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |_|; Amendment Number: ______________
This Amendment: (Check only one:): |_| is a restatement
                                   |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Michael Larson
Address: 2365 Carillon Point
         Kirkland, WA 98033

Form 13F File number: 28-05147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Michael Larson
Title: Reporting Manager
Phone: (425) 889-7900

Signature, Place, and Date of Signing


         /s/ Michael Larson             Kirkland, Washington      May 15, 2007
-------------------------------------   --------------------   -----------------
             [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name

28-05149               Cascade Investment, L.L.C.
28-10098               Bill & Melinda Gates Foundation Trust

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Value:  1
Form 13F Information Table Value Total:  $32,697
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
                              AS OF MARCH 31, 2007

                                                          AMOUNT AND TYPE
                                                            OF SECURITY
                                                          ---------------                         VOTING AUTHORITY
                            TITLE OF              VALUE   SHARES/PRN  SH/  INVESTMENT    OTHER   ------------------
     NAME OF ISSUER           CLASS     CUSIP    (X1000)    AMOUNT    PRN  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL    CL A    084670108  $32,697      300      SH     OTHER                      300